Cost of Revenues (Schedule of Composition of Cost of Revenues) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
According to source of income
Cost of equipment sold	₪ 757	₪ 695	₪ 642
Cost of revenues from services	2,043	2,030	2,019
Cost of revenues	2,800	2,725	2,661
According to its components
Cost of equipment sold	757	695	642
Rent and related expenses	66	64	271
Salaries and other related expenses	196	213	217
Fees to communication operators	795	763	783
Cost of content	261	267	223
Depreciation and amortization	597	601	390
Royalties and fees	86	85	84
Other	42	37	51
Total cost of revenues from services	2,043	2,030	2,019
Cost of revenues	₪ 2,800	₪ 2,725	₪ 2,661